Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 510,975	R$ 2,039,952
Short-term investment	416,693	859,108
Total cash and cash equivalents	R$ 927,668	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362